DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Location of Assets and Liabilities Within the Consolidated Balance Sheets (Details) - Not Designated as Hedging Instruments - USD ($)
$ in Thousands
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	$ 72,554	$ 52,545	$ 10,956
Liability Derivatives	(123,530)	(239,951)	(91,981)
Prepaid forward contracts | Current derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	9,211	52,545	352
Liability Derivatives	(9,211)	(52,545)	(13,158)
Prepaid forward contracts | Long-term derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	63,343	0	10,604
Liability Derivatives	(4,495)	(109,504)	0
Interest Rate Swap | Long-term liabilities under derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives		0	0
Liability Derivatives	$ (109,824)	$ (77,902)	$ (78,823)